CONSOLIDATED STATEMENT OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 170,044,602	$ 134,033,183
Other financial assets	10,724,196	8,406,491
Other non-financial assets	15,834,225	15,861,294
Trade and other current receivables	286,213,598	280,788,133
Accounts receivable from related parties	5,810,764	3,536,135
Inventories	201,987,891	199,311,538
Biological assets	8,157,688	7,948,379
Current tax assets	29,201,159	29,423,479
Total current assets other than non-current assets of disposal groups classified as held for sale	727,974,123	679,308,632
Non-current assets of disposal groups classified as held for sale	2,305,711	2,377,887
Total Non-current assets of disposal groups classified as held for sale	2,305,711	2,377,887
Total current assets	730,279,834	681,686,519
Non-current assets
Other financial assets	1,918,191	203,784
Other non-financial assets	5,431,635	4,727,722
Trade and other non-current receivables	3,330,606	3,563,797
Accounts receivable from related parties	258,471	356,665
Investments accounted for using equity method	99,270,280	64,404,946
Intangible assets other than goodwill	77,032,480	77,934,155
Goodwill	94,617,474	96,926,551
Property, plant and equipment (net)	917,913,428	904,104,722
Investment property	5,825,359	6,253,827
Deferred tax assets	40,351,329	31,864,635
Total non-current assets	1,245,949,253	1,190,340,804
Total Assets	1,976,229,087	1,872,027,323
Current liabilities
Other financial liabilities	53,591,658	66,679,933
Trade and other current payables	281,681,553	259,739,479
Accounts payable to related parties	10,069,043	9,530,071
Other current provisions	349,775	409,164
Current tax liabilities	22,526,634	11,806,434
Provisions for employee benefits	26,232,493	22,838,228
Other non-financial liabilities	74,298,299	71,369,972
Total current liabilities	468,749,455	442,373,281
Non-current liabilities
Other financial liabilities	161,001,732	117,944,033
Trade and other non-current payables	541,783	1,082,898
Other non-current provisions	1,240,389	1,323,520
Deferred tax liabilities	94,350,111	86,815,458
Provisions for employee benefits	23,517,009	21,832,415
Total non-current liabilities	280,651,024	228,998,324
Total liabilities	749,400,479	671,371,605
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(178,075,279)	(142,973,378)
Retained earnings	716,458,990	657,578,187
Total equity attributable to equity holders of the parent	1,101,077,057	1,077,298,155
Non-controlling interests	125,751,551	123,357,563
Total Shareholders' Equity	1,226,828,608	1,200,655,718
Total Liabilities and Shareholders' Equity	$ 1,976,229,087	$ 1,872,027,323